CONSOLIDATED STATEMENTS OF EQUITY AND REDEEMABLE NONCONTROLLING INTEREST - USD ($) $ in Thousands		Total	Southwest Gas Corporation	Common Stock	Common Stock Southwest Gas Corporation	Additional Paid-in Capital	Additional Paid-in Capital Southwest Gas Corporation	Accumulated Other Comprehensive Income (Loss)		Accumulated Other Comprehensive Income (Loss) Southwest Gas Corporation		Retained Earnings		Retained Earnings Southwest Gas Corporation		Non- controlling Interest
Beginning balance (in shares) at Dec. 31, 2015				47,377,000	47,377,000
Beginning balance at Dec. 31, 2015		$ 1,592,325	$ 1,593,186	$ 49,007	$ 49,007	$ 896,448	$ 890,671	$ (50,268)		$ (47,743)		$ 699,221		$ 701,251		$ (2,083)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances (in shares)				105,000	105,000
Common stock issuances		6,780	6,780	$ 105	$ 105	6,675	6,675
Net income (loss)		151,907	152,041									152,041		152,041		(134)
Redemption value adjustments		(5,768)										(5,768)
Foreign currency exchange translation adjustment		156						156
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax		29	29					29		29
FSIRS amounts reclassified to net income, net of tax		2,075	2,075					2,075		2,075
Dividends declared		(86,231)	(86,231)									(86,231)		(86,231)
Ending balance (in shares) at Dec. 31, 2016				47,482,000	47,482,000
Ending balance at Dec. 31, 2016		1,661,273	1,667,880	$ 49,112	$ 49,112	903,123	897,346	(48,008)		(45,639)		759,263		767,061		(2,217)
Beginning balance at Dec. 31, 2015		16,108
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)		1,148
Redemption value adjustments		5,768
Foreign currency exchange translation adjustment		5
Centuri distribution to redeemable noncontrolling interest		(439)
Ending balance at Dec. 31, 2016		22,590
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances (in shares)				608,000
Common stock issuances		52,817		$ 608		52,209
Net income (loss)		193,693	156,818									193,841		156,818		(148)
Redemption value adjustments		(355)										(355)
Foreign currency exchange translation adjustment		1,760						1,760
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax		(3,507)	(3,507)					(3,507)		(3,507)
FSIRS amounts reclassified to net income, net of tax		2,073	2,073							2,073
Stock-based compensation	[1]		9,278				10,062							(784)
Dividends declared		$ (95,351)	(81,129)									(95,351)		(81,129)
Contributions from Southwest Gas Holdings, Inc.			41,359				41,359
Ending balance (in shares) at Dec. 31, 2017		48,090,470		48,090,000	47,482,000
Ending balance at Dec. 31, 2017		$ 1,812,403	1,609,999	$ 49,720	$ 49,112	955,332	948,767	(47,682)		(47,073)		857,398		659,193		(2,365)
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)		248
Redemption value adjustments		355
Foreign currency exchange translation adjustment		11
Redemption of Centuri shares from noncontrolling parties		(23,000)
Centuri distribution to redeemable noncontrolling interest		(204)												2,073
Ending balance at Dec. 31, 2017		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances (in shares)				4,936,000
Common stock issuances		358,083		$ 4,936		353,147
Net income (loss)		181,480	138,842									182,277		138,842		(797)
Foreign currency exchange translation adjustment		(3,010)						(3,010)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax		4,783	4,783					4,783		4,783
FSIRS amounts reclassified to net income, net of tax		2,541	2,541					2,541		2,541
Reclassification of excess deferred taxes								(9,300)	[2]	(9,300)	[3]	9,300	[2]	9,300	[3]
Change in ownership of noncontrolling interest	[4]					(2,710)										2,710
Stock-based compensation	[1]		2,246				2,926							(680)
Dividends declared		$ (104,690)	(89,500)									(104,690)		(89,500)
Contributions from Southwest Gas Holdings, Inc.			113,549				113,549
Ending balance (in shares) at Dec. 31, 2018		53,026,848		53,026,000	47,482,000
Ending balance at Dec. 31, 2018		$ 2,251,590	1,782,460	$ 54,656	$ 49,112	$ 1,305,769	$ 1,065,242	$ (52,668)		$ (49,049)		$ 944,285		717,155		$ (452)
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable noncontrolling interest acquired	[5]	81,659
Net income (loss)		172
Centuri distribution to redeemable noncontrolling interest			$ (182,773)											$ (182,773)
Ending balance at Dec. 31, 2018		$ 81,831

[1]	Stock-based compensation is based on stock awards of Southwest Gas Corporation to be issued in shares of Southwest Gas Holdings, Inc.
[2]	Release of excess deferred taxes accumulated prior to December 22, 2017 (date of enactment of the TCJA), as a result of the adoption of ASU 2018-02, which permitted such release. See Note 1 - Background, Organization, and Summary of Significant Accounting Policies.
[3]	Release of excess deferred taxes accumulated prior to December 22, 2017 (date of enactment of the TCJA), as a result of the adoption of ASU 2018-02, which permitted such release.
[4]	Centuri, through its subsidiary, NPL, had historically held a 65% ownership interest in Intellichoice Energy, LLC (“ICE”). A residual interest of 35% has been held by a third party. During the second quarter of 2018, an additional $1 million of capital was contributed by NPL, thereby increasing NPL’s ownership interest to 95%. The carrying amount of the noncontrolling interest has been adjusted with a corresponding charge to Additional paid-in capital on the Company’s Consolidated Balance Sheet.
[5]	The Company, through its subsidiary, Centuri, completed the acquisition of a privately held utility infrastructure services business. Refer to Note 19 - Business Acquisitions.